Basis of preparation	6 Months Ended
Dec. 31, 2023
Basis Of Preparation [Abstract]
Basis of preparation	Basis of preparation
Mesoblast Limited is a for-profit entity for the purpose of preparing the financial statements. The condensed consolidated financial statements of Mesoblast Limited and its subsidiaries have been prepared in accordance with International Accounting Standard IAS 34 Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”), and are unaudited. These condensed interim financial statements do not include all of the notes and disclosures required by International Financial Reporting Standards, as issued by the IASB, for annual consolidated financial statements and should therefore be read in conjunction with our annual report on Form 20-F for the year ended June 30, 2023. In the opinion of management, the interim financial data includes all adjustments, consisting only of normal recurring adjustments necessary for a fair statement of the results for the interim periods.
(i)    Going concern
As of December 31, 2023, the Group held total cash reserves of $77.6 million. During the six months ended December 31, 2023, the Group executed on reprioritization of projects and operational streamlining activities and as a result has reduced net cash usage for operating activities, which was $26.6 million the six months ended December 31, 2023, a reduction of 14% compared to the prior period.
In line with the Group's overall commercial strategy to complete additional pivotal clinical studies for both the Group's chronic lower back pain and steroid-refractory acute graft versus host disease ("SR-aGVHD") product candidates, additional inflows from capital markets, royalty monetization, strategic partnerships or product specific financing will be required to meet the Group's projected expenditure consistent with the Group's business strategy over at least the next 12 months. As a result of these matters, there is material uncertainty related to events or conditions that may cast significant doubt (or raise substantial doubt as contemplated by Public Company Accounting Oversight Board (“PCAOB”) standards) on the Group’s ability to continue as a going concern and, therefore, that the Group may be unable to realize its assets and discharge its liabilities in the normal course of business. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.
(ii)    Historical cost convention
These financial statements have been prepared under the historical cost convention, as modified by the revaluation of financial assets at fair value through other comprehensive income, financial assets and liabilities (including derivative instruments) at fair value through profit or loss, certain classes of property, plant and equipment and investment property.
(iii)    New and amended standards adopted by the Group
There were no new or amended standards adopted by the Group in the six months ended December 31, 2023. These interim financial statements follow the same accounting policies as compared to the June 30, 2023 consolidated financial statements and related notes as filed with the Australian Securities Exchange and the Securities and Exchange Commission.
(iv)    New accounting standards and interpretations not yet adopted by the Group
There were no new accounting standards and interpretations not yet adopted by the Group for the December 31, 2023 reporting period that are expected to materially impact the Group.
(v)    Use of estimates
The preparation of these consolidated financial statements requires the Group to make estimates and judgments that affect the reported amounts of assets, liabilities, income and expenses and related disclosures. On an ongoing basis, the Group evaluates its significant accounting policies and estimates. Estimates are based on historical experience and on various market-specific and other relevant assumptions that the Group believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities.
(vi)    Impact of after effects of COVID-19 and geopolitical instability
Estimates are assessed each period and updated to reflect current information, such as the economic considerations related to the after effects of the COVID-19 pandemic could have on the Group’s significant accounting estimates.
The Group is having to account for the after effects of the COVID-19 pandemic on healthcare network, which have been and may continue to be impacted by the pandemic with respect to patient care, operations/staffing, financials, and health and safety protocols. These impacts change the way that Mesoblast will have to engage with relevant collaborators.
Due to the effects of the COVID-19 pandemic and recent geopolitical instability, countries in which the Group has operations have experienced some challenges in the ability of the Group’s suppliers and contractors to source, supply or acquire raw materials or components needed for its manufacturing process and supply chain. As a result, the manufacturing and commercialization of remestemcel-L and other product candidates could be adversely affected.